Provision for de-characterization of dam structures and asset retirement obligations	12 Months Ended
Dec. 31, 2022
Provision For De-characterization Of Dam Structures And Asset Retirement Obligations
Provision for de-characterization of dam structures and asset retirement obligations

26.	Provision for de-characterization of dam structures and asset retirement obligations

The Company is subject to local laws and regulations, that requires the decommissioning of the assets and mine sites that Vale operates at the end of their useful lives, therefore, expenses for demobilization occur predominantly after the end of operational activities. Depending on the geotechnical characteristics of the structures, the Company is required to de-characterize the structures, as shown in item a) below.

Laws and regulations related to dam safety

In September 2020, the Federal Government enacted Law no. 14,066, which modified the National Dam Safety Policy (Law no. 12,334/2020), reinforcing the prohibition of constructing and raising upstream dams in Brazil. The law also requires companies to de-characterize the structures built using the upstream method by 2022, or by a later date if it is proven that the de-characterization is not technically feasible by 2022. As made available to competent bodies, a substantial part of the Company's de-characterization projects will be completed in a period exceeding the date established in the legislation due to the characteristics and safety levels of the Company's geotechnical structures.

Thus, in February 2022, the Company filed with the relevant bodies a request for an extension to perform the projects and, as a result, signed a Term of Commitment establishing legal and technical certainty for the process of de-characterization of the upstream dams, considering that the deadline defined was technically unfeasible, especially due to the necessary actions to increase safety during the works. With the signing of the agreement, the Company recorded an additional provision of US$37 (R$192 million) to make investments in social and environmental projects over a period of 8 years.

In December 2022, the Federal Government published decree no. 11,310, which regulates dispositions of the National Dam Safety Policy, regulates dam supervision activities, establishes the competence to regulate the extension of the self-rescue zone for authorities acting in dam emergency situations, and presents guidelines on technical reports regarding the causes of a breach and other aspects of management of geotechnical structures. This decree also determined that companies must present guarantees for dams in an alert situation, however, the measures for measuring and executing these guarantees are still being discussed by the responsible public agencies and may result in a material impact on the value of the provision in future periods.

a) De-characterization of upstream and centerline geotechnical structures

As a result of the Brumadinho dam failure (note 24) and, in compliance with Law 14.066, the Company has decided to speed up the plan to “de-characterize” of all its tailings dams built under the upstream method, certain “centerline structures” and dikes, located in Brazil. The Company also operates tailings dams in Canada, including upstream compacted dams. However, the Company decided that these dams will be decommissioned using other methods, thus, the provision to carry out the decommissioning of dams in Canada is recognized as “Obligations for decommissioning assets and environmental obligations”, as presented in item (b) below.

These structures are in different stages of maturity, some of them still in the conceptual engineering phase, for which the estimate of expenditures includes in its methodology a high degree of uncertainty in the definition of the total cost of the project in accordance with best market practices.

The cash flow for de-characterization projects are estimated for a period up to 13 years and were discounted at present value at a rate, which increased from 5.48% to 6.14%. Changes in the provisions are as follows:

	2022	2021
Balance at January 1,	3,523	2,289
Additional provision	72	1,725
Disbursements	(349)	(338)
Present value valuation	(121)	(36)
Translation adjustment	253	(117)
Balance at December 31,	3,378	3,523

Current liabilities	357	451
Non-current liabilities	3,021	3,072
Liabilities	3,378	3,523

Evacuation of communities

In December 2022, Vale entered into an agreement to extinguish the Public Civil Action of the Nova Lima dam (B3/B4) in the amount of US$96 (R$500 million), part of which had already been registered by the Company in previous periods. Thus, the Company recorded an additional provision in the amount of US$57 (R$292 million) for the year ended December 31, 2022.

Additionally, the Company is defending itself in two public civil actions filed by the Public Prosecutor's Office of the State of Minas Gerais claiming injunctions and socio-economic damages arising from the evacuations of communities located within the self-rescue zones of the dams located in Ouro Preto (Doutor) and Barão de Cocais (Sul Superior). The Company assessed that the risk of loss is possible and, at this moment, it is not possible to reliably estimate the amount of a possible loss for the Company.

Operational stoppage and idle capacity

In addition, due to the de-characterization projects, the Company has suspended some operations due to judicial decisions or technical analysis performed by Vale on its upstream dam structures located in Brazil. The Company has been recording losses in relation to the operational stoppage and idle capacity of the Iron Solutions segment in the amounts of US$269 and US$376 for the year ended December 31, 2022 and 2021, respectively. The Company is working on legal and technical measures to resume all operations at full capacity.

b) Asset retirement obligations and environmental obligations

	Liability			Discount rate		Cash flow maturity
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Liability by geographical area
Brazil	1,788	1,398	6.20%	5.48%	2096	2119
Canada	1,683	2,727	1.11%	0.00%	2148	2151
Oman	114	123	3.90%	3.03%	2035	2035
Indonesia	73	77	4.33%	4.20%	2061	2061
Other regions	145	255	1.84% - 2.00%	0.00% – 0.57%
	3,803	4,580

Provision changes during the year

	2022			2021
	Asset retirement obligations	Environmental obligations	Total	Asset retirement obligations	Environmental obligations	Total
Balance at January 1,	4,283	297	4,580	4,220	302	4,522
Adjustment to present value	20	7	27	110	19	129
Disbursements	(101)	(26)	(127)	(88)	(57)	(145)
Revisions on projected cash flows (i)	(646)	46	(600)	178	49	227
Transfer to assets held for sale	(49)	(2)	(51)	(50)	-	(50)
Translation adjustment	(41)	15	(26)	(87)	(16)	(103)
Balance at December, 31	3,466	337	3,803	4,283	297	4,580
Current	210	94	304	72	98	170
Non-current	3,256	243	3,499	4,211	199	4,410
Liability	3,466	337	3,803	4,283	297	4,580

(i)	Among other factors, includes the reduction in liability of US$870, due to the update in the discount rate of the asset retirement obligation in Canada, which increased from 0.00% to 1.11% for the year ended December 31, 2022.

Decommissioning plan and future use

The Company is subject to regulations, which provide for the obligation to decommission the assets that Vale operates at the end of their useful life. These obligations are regulated by the ANM at the federal level and by environmental agencies at the state level. Among the requirements, the decommissioning plans must consider the physical, chemical and biological stability of the areas and post-closure actions for the period necessary to verify the effectiveness of the decommissioning. These obligations are accrued and are subject to critical estimates and assumptions applied to the measurement of costs by the Company.

In addition, the implementation and execution of future use projects, after the decommissioning, is not required by law. However, the Company has been studying a governance to assess the future use, considering its aptitudes, post-operational usage intention, socio-economic development of the community and the characteristics of the physical and biotic environments in which Vale operates.  Any future commitments, if assumed by Vale, may result in material impact on the amount of the provision.

Critical accounting estimates and judgments

De-characterization of dam structures - The main critical assumptions and estimates applied in the de-characterization provision considers, among others: (i) volume of the waste to be removed based on historical data available and interpretation of the enacted laws and regulations; (ii) location availability for the tailings disposal; (iii) engineering methods and solutions; (iv) security levels; (v) productivity of the equipment used; (vi) advances in geological studies and new hydrological information; and (vii) discount rate update

Therefore, future expenditures may differ from the amounts currently provided because the realized assumptions and various other factors are not always under the Company’s control. These changes to key assumptions could result in a material impact to the amount of the provision in future reporting periods. At each reporting period, the Company will reassess the key assumptions used in the preparation of the projected cash flows and will adjust the provision, if required.

Asset retirement obligations - When the provision is recognized, the corresponding cost is capitalized as part of property, plant and equipment and it is depreciated over the useful life of the related mining asset.

The long-term liability is discounted at presented value using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability and the unwinds are recorded in the income statement and is reduced by payments for mine closure and decommissioning of mining assets. The accrued amounts of these obligations are not deducted from the potential costs covered by insurance or indemnities.

Judgment is required to determine key assumptions used on the asset retirement obligation measurement such as, interest rate, cost of closure, useful life of the mining asset considering the current conditions of closure and the projected date of depletion of each mine. Any changes in these assumptions may significantly impact the recorded provision. Therefore, the estimated costs for closure of the mining assets are deemed to be a critical accounting estimate and annually reviewed.